Employee benefits - Summary of Fair Value of Plan Assets Japanese Plans (Parenthetical) (Detail) - Japanese Defined Benefit Plans [Member]	Mar. 31, 2025
Defined Benefit Plan Japanese National and local Governments Debt Securities [Member]
Disclosure of fair value of plan assets [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets	84.00%
Defined Benefit Plan Foreign National and Local Governments Debt Securities [Member]
Disclosure of fair value of plan assets [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets	16.00%